Deferred Drydocking Costs, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Drydocking Costs, net [Abstract]
Beginning balance	$ 731
Amortization	(259)	$ (178)
Ending balance	$ 472